Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[1]	$ 4,310	$ 4,522	$ 1,046
Foreign currency translation, net of tax		(4)	(1)	250
Total other comprehensive income that may be reclassified to the income statement, net of tax		1,363	(855)	838
Defined benefit plans, net of tax		(186)	56	296
Own credit on financial liabilities designated at fair value, net of tax		(392)	509	(317)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(582)	563	229
Total other comprehensive income		781	(292)	1,068
Total comprehensive income		5,091	4,231	2,113
Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		4,304	4,516	969
Foreign currency translation, net of tax		104	(541)	1,564
Financial assets measured at fair value through other comprehensive income, net of tax		117	(45)	(91)
Cash flow hedges, net of tax		1,143	(269)	(635)
Total other comprehensive income that may be reclassified to the income statement, net of tax		1,363	(855)	838
Defined benefit plans, net of tax		(186)	56	296
Own credit on financial liabilities designated at fair value, net of tax		(392)	509	(317)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(578)	565	(20)
Total other comprehensive income		785	(290)	818
Total comprehensive income		5,089	4,225	1,787
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		6	7	77
Foreign currency translation, net of tax		(4)	(1)	250
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(4)	(1)	250
Total other comprehensive income		(4)	(1)	250
Total comprehensive income		2	5	326
UBS AG (consolidated)
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[1]	3,971	4,113	834
Foreign currency translation, net of tax		(4)	(1)	250
Total other comprehensive income that may be reclassified to the income statement, net of tax		1,351	(829)	797
Defined benefit plans, net of tax		(170)	175	314
Own credit on financial liabilities designated at fair value, net of tax		(392)	509	(317)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(566)	682	247
Total other comprehensive income		785	(147)	1,044
Total comprehensive income		4,756	3,967	1,878
UBS AG (consolidated) | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		3,965	4,107	758
Foreign currency translation, net of tax		92	(515)	1,522
Financial assets measured at fair value through other comprehensive income, net of tax		117	(45)	(91)
Cash flow hedges, net of tax		1,143	(269)	(635)
Total other comprehensive income that may be reclassified to the income statement, net of tax		1,351	(829)	797
Defined benefit plans, net of tax		(170)	175	314
Own credit on financial liabilities designated at fair value, net of tax		(392)	509	(317)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(562)	684	(3)
Total other comprehensive income		789	(145)	794
Total comprehensive income		4,754	3,961	1,552
UBS AG (consolidated) | Comprehensive income attributable to preferred noteholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)				73
Foreign currency translation, net of tax		0	0	247
Total other comprehensive income that will not be reclassified to the income statement, net of tax		0	0	247
Total other comprehensive income		0	0	247
Total comprehensive income		0	0	320
UBS AG (consolidated) | Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		6	7	4
Foreign currency translation, net of tax		(4)	(1)	2
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(4)	(1)	2
Total other comprehensive income		(4)	(1)	2
Total comprehensive income		2	5	6
UBS AG (consolidated) | Elimination entries
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		(3,951)	(2,806)	(1,570)
Total comprehensive income		(4,062)	(3,071)	(317)
UBS AG (consolidated) | Elimination entries | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		(3,951)	(2,806)	(1,569)
Foreign currency translation, net of tax		(85)	(252)	1,318
Financial assets measured at fair value through other comprehensive income, net of tax		0	0	(93)
Cash flow hedges, net of tax		(15)	(13)	2
Total other comprehensive income that may be reclassified to the income statement, net of tax		(100)	(265)	1,226
Defined benefit plans, net of tax		(11)	0	26
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(11)	0	26
Total other comprehensive income		(111)	(265)	1,252
Total comprehensive income		(4,062)	(3,071)	(317)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[2]	4,283	2,170	240
Total comprehensive income	[3]	4,671	2,122	2,148
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[3]	4,283	2,170	168
Foreign currency translation, net of tax	[3]	(12)	(369)	2,177
Financial assets measured at fair value through other comprehensive income, net of tax	[3]	0	0	(10)
Cash flow hedges, net of tax	[3]	870	(277)	(474)
Total other comprehensive income that may be reclassified to the income statement, net of tax	[3]	859	(646)	1,693
Defined benefit plans, net of tax	[3]	(78)	89	284
Own credit on financial liabilities designated at fair value, net of tax	[3]	(392)	509	(317)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[3]	(470)	598	(33)
Total other comprehensive income	[3]	388	(48)	1,660
Total comprehensive income	[3]	4,671	2,122	1,828
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to preferred noteholders
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income	[3]			320
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[2]	1,944	2,428	2,395
Total comprehensive income	[3]	2,228	2,195	2,713
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[3]	1,944	2,428	2,395
Foreign currency translation, net of tax	[3]	150	(109)	500
Financial assets measured at fair value through other comprehensive income, net of tax	[3]	0	0	2
Cash flow hedges, net of tax	[3]	140	2	(162)
Total other comprehensive income that may be reclassified to the income statement, net of tax	[3]	290	(107)	340
Defined benefit plans, net of tax	[3]	(6)	(126)	(22)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[3]	(6)	(126)	(22)
Total other comprehensive income	[3]	284	(233)	318
Total comprehensive income	[3]	2,228	2,195	2,713
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[4]	1,695	2,321	(232)
Total comprehensive income	[5]	1,919	2,721	(2,665)
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[5]	1,689	2,314	(236)
Foreign currency translation, net of tax	[5]	39	215	(2,473)
Financial assets measured at fair value through other comprehensive income, net of tax	[5]	117	(45)	11
Cash flow hedges, net of tax	[5]	147	19	(1)
Total other comprehensive income that may be reclassified to the income statement, net of tax	[5]	303	189	(2,463)
Defined benefit plans, net of tax	[5]	(75)	212	27
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[5]	(75)	212	27
Total other comprehensive income	[5]	228	401	(2,436)
Total comprehensive income	[5]	1,917	2,715	(2,672)
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income	[5]	$ 2	$ 5	$ 6

[1]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b

[2]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[3]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[4]
The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG, as well as standalone information for other subsidiaries.

[5]
The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG, as well as standalone information for other subsidiaries.